Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		$ 6,572		$ 4,310		$ 4,522
Foreign currency translation, net of tax		21		(4)		(1)
Total other comprehensive income that may be reclassified to the income statement, net of tax		2,230		1,363		(855)
Defined benefit plans, net of tax		(218)		(186)		56
Own credit on financial liabilities designated at fair value, net of tax		(293)		(392)		509
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(490)		(582)		563
Total other comprehensive income		1,740		781		(292)
Total comprehensive income		8,312		5,091		4,231
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		6,557		4,304		4,516
Foreign currency translation, net of tax		1,095	[1]	104		(541)
Financial assets measured at fair value through other comprehensive income, net of tax		136		117		(45)
Cash flow hedges, net of tax		1,011	[2]	1,143		(269)
Cost of hedging, net of tax		(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax		2,230		1,363		(855)
Defined benefit plans, net of tax		(218)		(186)		56
Own credit on financial liabilities designated at fair value, net of tax		(293)		(392)		509
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(511)		(578)		565
Total other comprehensive income		1,719		785		(290)
Total comprehensive income		8,276		5,089		4,225
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		15		6		7
Foreign currency translation, net of tax		21		(4)		(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		21		(4)		(1)
Total other comprehensive income		21		(4)		(1)
Total comprehensive income		36		2		5
UBS AG (consolidated)
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		6,211		3,971		4,113
Foreign currency translation, net of tax		21		(4)		(1)
Total other comprehensive income that may be reclassified to the income statement, net of tax		2,165		1,351		(829)
Defined benefit plans, net of tax		(134)		(170)		175
Own credit on financial liabilities designated at fair value, net of tax		(293)		(392)		509
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(406)		(566)		682
Total other comprehensive income		1,759		785		(147)
Total comprehensive income		7,970		4,756		3,967
UBS AG (consolidated) | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		6,196		3,965		4,107
Foreign currency translation, net of tax		1,030	[3]	92		(515)
Financial assets measured at fair value through other comprehensive income, net of tax		136		117		(45)
Cash flow hedges, net of tax		1,011	[4]	1,143		(269)
Cost of hedging, net of tax		(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax		2,165		1,351		(829)
Defined benefit plans, net of tax		(134)		(170)		175
Own credit on financial liabilities designated at fair value, net of tax		(293)		(392)		509
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(427)		(562)		684
Total other comprehensive income		1,738		789		(145)
Total comprehensive income		7,934		4,754		3,961
UBS AG (consolidated) | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		15		6		7
Foreign currency translation, net of tax		21		(4)		(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		21		(4)		(1)
Total other comprehensive income		21		(4)		(1)
Total comprehensive income		36		2		5
UBS AG (consolidated) | Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(3,100)		(3,890)		(3,327)
Total comprehensive income		(4,088)		(4,007)		(3,509)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(3,100)		(3,889)		(3,327)
Foreign currency translation, net of tax		(969)		(102)		(169)
Financial assets measured at fair value through other comprehensive income, net of tax		0		0		0
Cash flow hedges, net of tax		(18)		(15)		(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(988)		(117)		(182)
Defined benefit plans, net of tax		0		0		0
Total other comprehensive income that will not be reclassified to the income statement, net of tax		0		0		0
Total other comprehensive income		(988)		(117)		(182)
Total comprehensive income		(4,088)		(4,007)		(3,509)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[5]	4,840		4,221	[6]	2,691	[7]
Total comprehensive income	[8]	5,451		4,616		2,560
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[8]	4,840		4,221	[9]	2,691	[10]
Foreign currency translation, net of tax	[8]	81		5	[9]	(452)	[10]
Financial assets measured at fair value through other comprehensive income, net of tax	[8]	0		0	[9]	0	[10]
Cash flow hedges, net of tax	[8]	902		870	[9]	(277)	[10]
Cost of hedging, net of tax	[8]	(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[8]	971		875	[9]	(729)	[10]
Defined benefit plans, net of tax	[8]	(67)		(89)	[9]	89	[10]
Own credit on financial liabilities designated at fair value, net of tax	[8]	(293)		(392)	[9]	509	[10]
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[8]	(360)		(481)	[9]	598	[10]
Total other comprehensive income	[8]	611		394	[9]	(131)	[10]
Total comprehensive income	[8]	5,451		4,616	[9]	2,560	[10]
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[5]	1,868		1,944		2,428
Total comprehensive income	[8]	3,015		2,228		2,195
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[8]	1,868		1,944		2,428
Foreign currency translation, net of tax	[8]	1,228		150		(109)
Financial assets measured at fair value through other comprehensive income, net of tax	[8]	0		0		0
Cash flow hedges, net of tax	[8]	26		140		2
Total other comprehensive income that may be reclassified to the income statement, net of tax	[8]	1,254		290		(107)
Defined benefit plans, net of tax	[8]	(107)		(6)		(126)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[8]	(107)		(6)		(126)
Total other comprehensive income	[8]	1,147		284		(233)
Total comprehensive income	[8]	3,015		2,228		2,195
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[11]	2,603		1,695		2,321
Total comprehensive income	[12]	3,592		1,919		2,721
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[12]	2,588		1,689		2,314
Foreign currency translation, net of tax	[12]	690		39		215
Financial assets measured at fair value through other comprehensive income, net of tax	[12]	137		117		(45)
Cash flow hedges, net of tax	[12]	101		147		19
Total other comprehensive income that may be reclassified to the income statement, net of tax	[12]	928		303		189
Defined benefit plans, net of tax	[12]	40		(75)		212
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[12]	40		(75)		212
Total other comprehensive income	[12]	968		228		401
Total comprehensive income	[12]	3,556		1,917		2,715
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[12]	$ 36		$ 2		$ 5

[1]	Mainly driven by the strengthening of the Swiss franc (9%) and the euro (9%) against the US dollar
[2]
Mainly reflects an increase in net unrealized gains on US dollar hedging derivatives resulting from decreases in the relevant long-term US dollar interest rates, partly offset by the reclassification of net gains on hedging instruments from OCI to the income statement as the hedged forecast cash flows affected profit or loss.

[3]	Mainly driven by the strengthening of the Swiss franc (9%) and the euro (9%) against the US dollar
[4]
Mainly reflects an increase in net unrealized gains on US dollar hedging derivatives resulting from decreases in the relevant long-term US dollar interest rates, partly offset by the reclassification of net gains on hedging instruments from OCI to the income statement as the hedged forecast cash flows affected profit or loss.

[5]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP

[6]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Net profit attributable to shareholders for the year ended 31 December 2019 of USD 61 million, almost entirely reflected within Other income.

[7]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Net profit attributable to shareholders for the year ended 31 December 2018 of USD 521 million, almost entirely reflected within Other income.

[8]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP

[9]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Total comprehensive income attributable to shareholders for the year ended 31 December 2019 of USD 56 million, reflecting a decrease of USD 61 million in Net profit attributable to shareholders and a USD 6 million increase in Total other comprehensive income attributable to shareholders.

[10]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Total comprehensive income attributable to shareholders for the year ended 31 December 2018 of USD 438 million, reflecting an increase of USD 521 million in Net profit attributable to shareholders and a USD 83 million decrease in Total other comprehensive income attributable to shareholders.

[11]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

[12]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.